Share-based Compensation - Schedule of Common Stock Options Outstanding and related Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Outstanding at beginning of period (in shares)	10,215,834	9,899,765
Granted (in shares)	2,623,689	3,794,486
Exercised (in shares)	(704,672)	(417,866)
Canceled (in shares)	(1,769,796)	(3,050,929)
Expired (in shares)	(7,560)	(9,622)
Outstanding at end of period (in shares)	10,357,495	10,215,834
Exercisable at end of period	6,712,145	6,673,539
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 0.45	$ 0.38
Granted (in dollars per share)	6.30	0.82
Exercised (in dollars per share)	0.63	0.28
Canceled (in dollars per share)	0.75	0.71
Expired (in dollars per share)	0.12	0.63
Outstanding at end of period (in dollars per share)	1.87	0.45
Exercisable at end of period (in dollars per share)	$ 0.73	$ 0.30